June 9, 2009

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 2 to Form N-14 for The Calvert Fund (File No. 333-159446)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 2 to the Form N-14 for the above-listed Registrant.

This Pre-Effective Amendment is being filed solely for the purpose to file the opinion of counsel as Exhibit No. 11 to this Registration Statement on Form N-14.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel

cc: Valerie J Lithotomos, Esq.